Investment Instruments - Additional Information (Detail) - CLP ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of financial assets [line items]
Highly liquid financial instruments	$ 1,337,754	$ 295,551
Unrealized gain and (loss) total	319,213
Financial assets at fair value through other comprehensive income [member]
Disclosure of financial assets [line items]
Highly liquid financial instruments	1,205,711	$ 266,779
Financial Investments Available-for-Sale [member]
Disclosure of financial assets [line items]
Unrealized gain and (loss) total	42,407
Financial Investments Available-for-Sale [member] | Total Attributable to Equity Holders of the Bank [Member]
Disclosure of financial assets [line items]
Unrealized gain and (loss) total	34,814
Financial Investments Available-for-Sale [member] | Non controlling Interest [Member]
Disclosure of financial assets [line items]
Unrealized gain and (loss) total	$ 7,593